Financial Instruments - Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments
Marketable securities	$ 99,232	$ 86,029
(Level I)
Financial Instruments
Marketable securities	99,232
Fair Value
Financial Instruments
Marketable securities	$ 99,232	86,029
Fair Value | (Level I)
Financial Instruments
Marketable securities		$ 86,029